Note 17 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	(in thousands)
2019	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$72,554	$-	$72,554
Mortgage-backed	-	110,041	-	110,041
Other	1,014	2	-	1,016
Mortgage servicing rights	-	-	1,061	1,061
Total recurring	$1,014	$182,597	$1,061	$184,672

Nonrecurring:
Impaired loans	$-	$-	$1,495	$1,495
	(in thousands)
2018	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$59,466	$-	$59,466
Mortgage-backed	-	106,924	-	106,924
Other	962	2	-	964
Mortgage servicing rights	-	-	1,313	1,313
Total recurring	$962	$166,392	$1,313	$168,667

Nonrecurring:
Impaired loans	$-	$-	$244	$244
Other real estate owned	-	-	108	108
Total nonrecurring	$-	$-	$352	$352

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Security valued using Level 3 inputs	(in thousands)
Balance at beginning of year	$2,238
Principal payments received	(2,238)
Changes in fair value	-
Balance at end of year	$-
	(in thousands)
Mortgage Servicing Rights	2019	2018	2017
Balance at beginning of year	$1,313	$1,270	$1,247
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	192	164	183
Disposals – amortization based on loan payments and payoffs	(186)	(147)	(129)
Changes in fair value	(258)	26	(31)
Balance at end of year	$1,061	$1,313	$1,270